TRADE RECEIVABLE	6 Months Ended
Jun. 30, 2023
Trade Receivable
TRADE RECEIVABLE

10.	TRADE RECEIVABLE

	December 31,	June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Non-current
Trade receivables from third parties	13,128	8,460	1,166
Less: Impairment allowance	(2,608)	(3,746)	(516)
	10,520	4,714	650

Current
Trade receivables from service concession agreement	22,927	29,276	4,036
Trade receivables from construction contracts	34,850	37,265	5,137
Less: Impairment allowance	(11,017)	(10,267)	(1,415)
	46,760	56,274	7,758

Total	57,280	60,988	8,408

An aging analysis of the trade receivables as of the end of the reporting period, based on the invoice date and net of loss allowance, is as follows:

	December 31,	June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Within 1 year	18,401	14,577	2,010
Between 1-2 years	13,896	13,058	1,800
Between 2-3 years	4,518	11,860	1,635
Over 3 years	20,465	21,493	2,963

Total	57,280	60,988	8,408

Movements of loss allowance during the year/period are analyzed as follows:

	Year Ended December 31,	Six Months Ended June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Beginning of the year/period	17,614	13,625	1,878
Provision for expected credit losses (“ECLs”)	(3,989)	388	53

End of the year/period	13,625	14,013	1,931

The Group elected to apply the simplified approach for providing impairment for ECLs prescribed by IFRS 9, which permits the use of the lifetime expected loss provision for all trade receivables. To measure ECLs, trade receivables were classified according to the characteristics of shared credit risk and days past due. The ECLs below also incorporate forward looking information. The impairment as of December 31, 2022 and June 30, 2023 was determined as follows:

		Past Due
	Current	within 1 years	1-2 years	2-3 years	over 3 years		Total

As of December 31, 2022:
Expected credit loss rate		0%	9%	29%	34%		19%
Gross carrying amount (CNY)	—	18,406	15,195	6,399	30,905		70,905
Impairment allowances (CNY)	—	5	1,299	1,881	10,440	(i)	13,625

As of June 30, 2023:
Expected credit loss rate		0%	0%	12%	36%		19%
Gross carrying amount (CNY)	335	14,291	13,062	13,474	33,839		75,001
Impairment allowances (CNY)	—	49	4	1,614	12,346	(i)	14,013
Impairment allowances (US$)	—	7	1	222	1,701		1,931

(i)	The impairment allowances included an amount of CNY4,600 and CNY4,619 (US$637) as of December 31, 2022 and June 30, 2023, respectively, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.